General and administrative expense ("G&A") (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General And Administrative Expense [Abstract]
Salaries and benefits	CAD 8,741	CAD 7,332
Office rent	1,069	989
Other	1,432	2,952
Total G&A	11,242	11,273
Capitalized (note 8)	(4,077)	(3,804)
General and administrative expense	CAD 7,165	CAD 7,469